Vessels in Operation - Vessels Acquisitions(Table) (Details) Pure in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)
GSL Tripoli [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	5,470
Year Built	2009
Property, Plant and Equipment, Additions	$ 37,000
Delivery Date	September 1, 2021
GSL Tinos [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	5,470
Year Built	2010
Property, Plant and Equipment, Additions	$ 37,500
Delivery Date	September 9, 2021
GSL Syros [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	5,470
Year Built	2010
Property, Plant and Equipment, Additions	$ 37,500
Delivery Date	September 13, 2021
GSL Kithira [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	5,470
Year Built	2009
Property, Plant and Equipment, Additions	$ 36,000
Delivery Date	October 13, 2021
GSL Susan [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	4,363
Year Built	2008
Property, Plant and Equipment, Additions	$ 20,740
Delivery Date	July 29, 2021
GSL Rossi [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	3,421
Year Built	2012
Property, Plant and Equipment, Additions	$ 21,580
Delivery Date	July 29, 2021
GSL Alice [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	3,421
Year Built	2014
Property, Plant and Equipment, Additions	$ 23,150
Delivery Date	July 29, 2021
GSL Melina [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	3,404
Year Built	2013
Property, Plant and Equipment, Additions	$ 23,990
Delivery Date	July 29, 2021
GSL Eleftheria [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	3,404
Year Built	2013
Property, Plant and Equipment, Additions	$ 26,870
Delivery Date	July 29, 2021
GSL Mercer [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	2,824
Year Built	2007
Property, Plant and Equipment, Additions	$ 20,750
Delivery Date	July 29, 2021
GSL Lalo [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	2,824
Year Built	2006
Property, Plant and Equipment, Additions	$ 13,320
Delivery Date	July 29, 2021
Matson Molokai [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	2,824
Year Built	2007
Property, Plant and Equipment, Additions	$ 16,430
Delivery Date	July 15, 2021
GSL Elizabeth [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	2,741
Year Built	2006
Property, Plant and Equipment, Additions	$ 13,910
Delivery Date	July 28, 2021
tbr GSL Chloe [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	2,546
Year Built	2012
Property, Plant and Equipment, Additions	$ 22,320
Delivery Date	July 29, 2021
GSL Maren [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	2,546
Year Built	2014
Property, Plant and Equipment, Additions	$ 23,270
Delivery Date	July 29, 2021
GSL Amstel [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	1,118
Year Built	2008
Property, Plant and Equipment, Additions	$ 7,560
Delivery Date	July 29, 2021
GSL MYNY [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	6,008
Year Built	2000
Property, Plant and Equipment, Additions	$ 17,600
Delivery Date	July 28, 2021
GSL Melita [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	6,008
Year Built	2001
Property, Plant and Equipment, Additions	$ 15,500
Delivery Date	May 25, 2021
GSL Violetta [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	6,008	[1]
Year Built	2000	[1]
Property, Plant and Equipment, Additions	$ 17,300	[1]
Delivery Date	April 28, 2021	[1]
GSL Maria [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	6,008	[1]
Year Built	2001	[1]
Property, Plant and Equipment, Additions	$ 16,600	[1]
Delivery Date	April 28, 2021	[1]
GSL Arcadia [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	6,008
Year Built	2000
Property, Plant and Equipment, Additions	$ 18,000
Delivery Date	April 26, 2021
GSL Dorothea [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	5,992
Year Built	2001
Property, Plant and Equipment, Additions	$ 15,500
Delivery Date	April 26, 2021
GSL Tegea [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	5,992
Year Built	2001
Property, Plant and Equipment, Additions	$ 15,500
Delivery Date	May 17, 2021

[1]	The charters of these vessels resulted in an intangible liability of $3,051 that was recognized and was fully amortized over the remaining useful life of the charters.